EARNINGS (LOSS) PER SHARE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2021	Apr. 23, 2018	Oct. 05, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Long-term debt	$ 1,903,755	$ 1,663,394
Repurchase of bonds	$ 215,098	66,570	$ 80,749
Senior unsecured convertible bonds due 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate (in percentage)	5.75%					5.75%
Long-term debt	$ 0	212,200		$ 144,700
Repurchase of bonds	$ 67,600	0
4.875% unsecured convertible bonds due 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate (in percentage)	4.875%				4.875%
Long-term debt	$ 137,900	139,900
Repurchase of bonds	$ 2,000	$ 8,400